Property, Plant and Equipment, Net (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total		$ 27,338	$ 7,199
Less: accumulated depreciation		(3,590)	(3,464)
Construction in progress		13,228
Net book value	[1]	36,976	3,735
Land
Property, Plant and Equipment [Line Items]
Total		363
Buildings
Property, Plant and Equipment [Line Items]
Total		22,115	4,557
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total		211	362
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total		4,313	1,981
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total		32	24
Motor vehicle
Property, Plant and Equipment [Line Items]
Total		$ 304	$ 275

[1]	Certain comparative amounts have been reclassified to conform with the current period’s presentation and disclosure.